Note 23 - Employee Benefits - Defined Benefit Obligation (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Balance	R$ 2,104.2	R$ 2,213.3
Service cost	(38.2)	(43.1)	R$ (42.4)
Gains and (losses) on settlements or reductions in benefits	(4.2)	(0.7)	(1.1)
Balance	2,252.3	2,104.2	2,213.3
Present value of defined benefit obligation [member]
Statement Line Items [Line Items]
Balance	(5,333.4)	(5,403.0)	(4,808.0)
Acquisitions through exchange transaction of shareholdings		(67.3)
Service cost	(38.2)	(43.1)	(42.4)
Interest cost	(321.5)	(320.5)	(308.2)
Gains and (losses) on settlements or reductions in benefits	3.9	2.2	1.1
Contributions by plan participants	(4.1)	(5.2)	(5.2)
Actuarial gains and (losses) - geographical assumptions	77.3	(20.1)
Actuarial gains and (losses) - financial assumptions	(140.3)	(321.1)	182.5
Experience adjustment	(115.7)	(182.8)	(10.6)
Reclassifications	(7.5)	11.1
Exchange differences	(306.5)	599.6	(805.1)
Benefits paid	400.9	416.8	392.9
Balance	R$ (5,785.1)	R$ (5,333.4)	R$ (5,403.0)